Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Newbury Street Trust
10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-17
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to theFidelity® Tax-Exempt Money Market Fund and Fidelity® Treasury Money Market FundDecember 30, 2021Prospectus
10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-17 | Fidelity® Tax-Exempt Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2024
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-17 | Fidelity® Tax-Exempt Money Market Fund | Fidelity Tax-Exempt Money Market Fund-Retail Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual operating expenses	rr_ExpensesOverAssets	0.47%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.42%	[2]
1 year	rr_ExpenseExampleYear01	$ 43
3 years	rr_ExpenseExampleYear03	142
5 years	rr_ExpenseExampleYear05	255
10 years	rr_ExpenseExampleYear10	$ 583

[1]

(a)Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.42% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 29, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[2]

(b)In order to avoid a negative yield, Fidelity Management & Research Company LLC (FMR) may reimburse expenses or waive fees of Fidelity® Tax-Exempt Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® Tax-Exempt Money Market Fund will be able to avoid a negative yield.